Fair Value Measurements - Non-Financial Assets Measured and Recorded at Fair Value on a Non-Recurring (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure [Abstract]
Goodwill	$ 32,047	$ 32,547	$ 500
Intangible assets, other than goodwill	40,092	50,108
Long-lived assets	74,869	93,725	84,860
Carrying Value [Member]
Assets, Fair Value Disclosure [Abstract]
Goodwill	32,047
Intangible assets, other than goodwill	199
Long-lived assets	11,102
Quoted Prices in Active Markets for Identical (Level 1) [Member]
Assets, Fair Value Disclosure [Abstract]
Goodwill
Intangible assets, other than goodwill
Long-lived assets
Significant Other Observable Inputs (Level 2) [Member]
Assets, Fair Value Disclosure [Abstract]
Goodwill
Intangible assets, other than goodwill
Long-lived assets
Significant Unobservable Inputs (Level 3) [Member]
Assets, Fair Value Disclosure [Abstract]
Goodwill	32,047
Intangible assets, other than goodwill	199
Long-lived assets	11,102
Loss during the period [Member]
Assets, Fair Value Disclosure [Abstract]
Goodwill
Intangible assets, other than goodwill	(233)
Long-lived assets	$ (3,592)